Share-based payment	12 Months Ended
Dec. 31, 2020
Share-based payment
Share-based payment

29. Share‑based payment

29.1. Stock option

In the Special Shareholders’ Meeting held on December 4, 2012, the Stock Option Plan of Linx S.A. was approved. Such plan establishes the general conditions for grant of shares issued by the Company, under the terms of article 168, paragraph 3, Law 6404/76.

The fair value of each option granted is estimated at the grant date, based on the Black-Scholes stock pricing model, which considered the following variables and results:

Stock option
Grant					Fair value assumptions
					Expected

		Quantity of	Strike price	Fair Value			Risk-free
Number	Date	options	- Reais	of Shares	Dividends - %	Volatility - %	interest rate - %	Maturity term	Maturity date
1st	2013	1,842,951	6.24	4.24	3.30%	25.24%	10.27%	4 years	2017
2nd	2014	406,059	11.28	3.94	0.80%	25.11%	10.12%	4 years	2018
3rd	2015	432,855	38.72	11.86	1.28%	24.00%	12.96%	4 years	2019
4th	2016	566,592	38.17	14.00	0.85%	25.01%	7.25%	4 years	2020
5th	2017	391,618	16.99	3.83	1.34%	24.25%	9.71%	4 years	2021
6th	2018	420,552	21.61	2.99	1.39%	23.69%	7.43%	4 years	2022

Changes in stock option plan are as follows:

	Stock option plan
	Number of	Strike
	outstanding	price
	shares	(in Reais)
December 31, 2019	716,173	19.16
(-) Exercised	(430,926)
(-) Canceled	—
December 31, 2020	285,247	19.30

29.2. Restricted shares

The fair value of each restricted share is estimated on the concession date with basis on the Black-Scholes option pricing model and considering the following variables and results:

Deferred shares
Grant				Fair value assumptions
				Expected
		Number of	Fair Value			Risk-free interest		Maturity
Number	Date	shares	of Shares	Dividends - %	Volatility - %	rate, %	Maturity term	date of
1st	2016	10,446	16.00	0.80%	25.01%	13.64%	1 years	2017
2nd	2017	884,602	27.84	1.34%	24.25%	9.71%	4 years	2021
3rd	2018	448,489	18.12	1.39%	23.69%	7.43%	4 years	2022
4th	2019	3,232,761	27.75	1.33%	27.14%	6.42%	4 years	2023
5th	2020	854,762	20.11	1.01%	30.80%	5.11%	4 years	2024
6th	2020	5,100	24.63	1.01%	30.80%	3.03%	1.7 years	2022
6th	2020	19,326	20.59	1.01%	30.80%	2.90%	1 years	2021

The financial activity of the restricted shares is presented below:

	Restricted shares

	Number of outstanding
	shares	Strike price (in Reais)
December 31, 2019	3,735,094	34.33
Granted	879,188
(-) Exercised	(927,708)
(-) Canceled	(368,280)
December 31, 2020	3,318,294	20.77

The accumulated effect in the period ended December 31, 2020 is R$ 11,981 (R$ 23,633 as of December 31, 2019) recorded in the statement of income as payroll expenses. This effect did not impact the Company’s cash.

The accumulated balance in shareholders’ equity presented in the capital reserve under “stock option plan” in the period ended December 31, 2020 is R$ 32,278 (R$ 39,737 as of December 31, 2019).